Lease - Summary of Supplemental Cash Flow Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	May 31, 2023	May 31, 2022
Disclosure Of Supplemental Cash Flow Information Of The Leases [Line Items]
Cash payments for the operating leases	$ 180,157	$ 355,284
Right-of-use assets obtained in exchange for the new operating lease liabilities	$ 231,887	$ 157,455